PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT
Schedule of property and equipment

As of June 30, 2026 and 2025, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2026	2025
	(years)
Land	Infinite	¥2,452,925	¥4,138,613
Property and Buildings	4-47	1,753,625	1,179,117
Machinery and Equipment	3-17	155,726	157,416
Tools, Furniture, and Fixtures	2-20	59,546	43,023
Finance lease right-of-use assets	3-7	194,707	198,459
Construction in progress		888,167	458,884
Less: Accumulated depreciation		(463,077)	(379,131)
Property and equipment, net		¥5,041,619	¥5,796,381